Other Assets (Schedule Of Other Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Property, Plant and Equipment, Gross	$ 691	$ 775
Accumulated depreciation	(456)	(550)
Property, Plant and Equipment, Net	235	225
Restricted cash collections for securitization trusts	2,010	2,221
Deferred Tax Assets, State Taxes	1,369	1,812
Nonmarketable equity securities	418	271
Cash reserve deposits held for securitization trusts	252	303
Derivative Asset, Fair Value, Gross Asset	233	263
Other accounts receivable	158	298
Cash and securities collateral placed with counterparties	125	236
Restricted cash and cash equivalents	120	122
Other Assets, Miscellaneous	1,401	1,354
Other Assets	$ 6,321	$ 7,105